Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities
Organization and Principal Activities

1.Organization and Principal Activities

Lizhi Inc. (the “Company”) was incorporated in the Cayman Islands in January 2019. The Company is a holding company and conducts its business mainly through its subsidiaries, and through variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”). The Group is primarily engaged in the operation of providing audio entertainment, and podcast, advertising and others in the People’s Republic of China (the “PRC” or “China”). The Group commenced its audio entertainment business from the fourth quarter of 2016.

As of December 31, 2022, the Company’s consolidated subsidiaries, the VIEs and subsidiaries of the VIEs are as follows:

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services, advertising service
Tiya Inc. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
VOCAL BEATS Inc. (“Vocal Beats”)	British Virgin Islands, Y2019	100	Investment holding
TIYA INC. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China Y2019	100	Investment holding
TIYA PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
NASHOR PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China Y2019	100	Technical support and consulting services
Tiya Inc. (“Tiya USA”)	USA Y2020	100	Audio entertainment business and others
Guangzhou QingYin Information Technology Co., Ltd. (“Guangzhou QingYin”)	Guangzhou, China Y2022	100	Technical support and consulting services
Guangzhou Yuyin Information Technology Co., Ltd.	Guangzhou, China Y2022	100	Technical support and consulting services
Guangzhou Yuechuang Information Technology Co., Ltd.	Guangzhou, China Y2022	100	Technical support and consulting services

1.	Organization and Principal Activities (Continued)

	Place and
	year of	Percentage of
	incorporation/	direct or indirect
Major VIEs	acquisition	economic ownership	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Audio entertainment and podcast business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”)	Guangzhou, China Y2016	100	Audio entertainment business and others

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
Changsha Limang Interaction Entertainment Co., Ltd.	Changsha, China Y2015	100	Audio entertainment business and others
Huai’an Lizhi Network Technology Co., Ltd.	Huai’an, China Y2015	100	Audio entertainment business and others
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Audio entertainment business and others
Wuhan Yuyinliaorao Network Technology Co., Ltd.	Wuhan, China Y2019	100	Audio entertainment business and others
Wuhan Zhiyin Network Technology Co., Ltd.	Wuhan, China Y2019	100	Audio entertainment business and others

1.Organization and Principal Activities (Continued)

History of the Group

Initial Public Offering

In January 2020, the Company completed an IPO in which an aggregate of 82,000,000 Class A ordinary shares was offered and sold in the form of ADSs. On January 17, 2020, the ADSs have been listed on the Nasdaq Global Market under the symbol “LIZI”.

Follow-on Public Offering

In April 2021, the Company completed a registered direct offering of 3,685,504 ADSs and warrants to purchase up to 2,764,128 ADSs, at an offering price of US$8.14 per ADS and the corresponding warrant. The gross proceeds of this registered direct offering were US$30.0 million before deducting placement agent fees and other offering expenses.

Contractual arrangements with VIEs

PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. The Company conducts a significant portion of its operations in the PRC through Guangzhou Lizhi, Guangzhou Huanliao, and their subsidiaries. The Company relies on a series of contractual arrangements among its wholly-owned PRC subsidiaries, VIEs and their shareholders to conduct the business operations of the VIEs and the VIEs’ subsidiaries.

As a result of these contractual arrangements, the Company’s wholly-owned subsidiaries are entitled to substantially all of the economic benefits from the VIEs and the VIEs’ subsidiaries and are obligated to absorb all of the VIEs and the VIEs’ subsidiaries expected losses and therefore the Company has determined that it is the ultimate primary beneficiary of the VIEs and subsidiaries of the VIEs, and has consolidated the financial results of VIEs and subsidiaries of the VIEs in its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for accounting purposes.

Below is a summary of the currently effective contractual arrangements by and among the Company’s wholly-owned subsidiaries Hongyi Technology, Guangzhou QingYin, the Company’s VIEs Guangzhou Lizhi, Guangzhou Huanliao and their shareholders (also nominee shareholders).

1.Organization and Principal Activities (Continued)

Contractual arrangements with VIEs (Continued)

Guangzhou Lizhi

Equity Pledge Agreement

Pursuant to an equity pledge agreement entered into on January 17, 2023 by and between Hongyi Technology and then shareholders of Guangzhou Lizhi, such shareholders of Guangzhou Lizhi pledged all of their equity interests in Guangzhou Lizhi to Hongyi Technology, to guarantee the performance of Guangzhou Lizhi and, to the extent applicable, such shareholders of Guangzhou Lizhi, of their obligations under the contractual arrangements of the VIE. If Guangzhou Lizhi or such shareholders of Guangzhou Lizhi fail to perform their obligations under the contractual arrangement of the VIE, Hongyi Technology will be entitled to, among other things, right to sell the pledged shares of Guangzhou Lizhi via an auction.  This equity pledge agreement will remain in effect so long as any of the exclusive technical consulting and management service agreement, the operation agreement or the exclusive equity transfer option agreement, as mentioned below, remains in effect or any guaranteed obligation of Guangzhou Lizhi, or, to the extent applicable, its shareholders, remains outstanding under the VIE contractual arrangements. The existing equity pledge agreement was initially entered into in March 2011 and was subsequently amended and restated on substantially similar terms in December 2014, June 2017, August 2017, June 2019 and January 2023, respectively.

Exclusive Equity Transfer Option Agreement

Pursuant to an exclusive equity transfer option agreement entered into on January 17, 2023 by and between Hongyi Technology and then shareholders of Guangzhou Lizhi, such shareholders of Guangzhou Lizhi exclusively granted Hongyi Technology or any party appointed by Hongyi Technology an irrevocable option to purchase all or part of the shares in Guangzhou Lizhi held by then shareholders of Guangzhou Lizhi at a price no lower than the lowest price permitted by PRC law. Whether to exercise this option and the timing, methods and frequency of exercising such option are at the full discretion of Hongyi Technology. The exclusive equity transfer option agreement shall remain valid until all shares in Guangzhou Lizhi held by the shareholders of Guangzhou Lizhi, or all irrevocable options to purchase such shares, have been transferred to Hongyi Technology or its designated person. Hongyi Technology is entitled to terminate this exclusive equity transfer option agreement if a default occurs due to reasons not related to Hongyi Technology under this agreement. The existing exclusive equity transfer option agreement was initially entered into in March 2011 and was subsequently amended and restated on substantially similar terms in December 2014, June 2017, August 2017, June 2019 and January 2023, respectively.

Exclusive Technical Consulting and Service Agreement

Pursuant to an exclusive technical consulting and service agreement entered into on June 9, 2017 by and between Hongyi Technology and Guangzhou Lizhi, Guangzhou Lizhi agreed to appoint Hongyi Technology as its exclusive provider of technology services, including software development, internet maintenance, network security and other services in exchange for a service fee which equal to an amount no more than 90% of the after-tax net profit of Guangzhou Lizhi and are subject to the adjustment by the Company’s relevant subsidiaries at its sole discretion, for a term of ten years starting from the date thereof. Hongyi Technology is entitled to terminate or extend the exclusive technical consulting and service agreement at its discretion. The existing exclusive technical consulting and service agreement was initially entered into in March 2011 and was subsequently superseded by an amended and restated exclusive technical consulting and service agreement on substantially similar terms in June 2017.

1.	Organization and Principal Activities (Continued)

Contractual arrangements with VIEs (Continued)

Guangzhou Lizhi (Continued)

Operation Agreement

Pursuant to an operation agreement entered into on January 17, 2023 by and among Hongyi Technology, Guangzhou Lizhi and then shareholders of Guangzhou Lizhi, such shareholders of Guangzhou Lizhi agreed that, without written consent of Hongyi Technology or a party designated by it, Guangzhou Lizhi shall refrain from conducting any action that may materially or adversely affect its assets, business, personnel, obligations, rights or operation, for a term of ten years starting from the date thereof. Such actions include, among other things, incurrence of debt to a third party, change of directors or senior management, acquisition or disposal of assets or shares, amendment to its articles of association or business scope and other matters. Hongyi Technology is also entitled to appoint directors and senior management of Guangzhou Lizhi and instruct Guangzhou Lizhi on matters pertinent to its daily operation, financial management. Guangzhou Lizhi is obligated to fully effectuate the appointment or instructions made by Hongyi Technology in methods consistent with applicable laws and articles of Guangzhou Lizhi. Hongyi Technology is entitled to terminate or extend the operation agreement at its discretion. The existing operation agreement was initially entered into in March 2011 and was subsequently superseded by an amended and restated operation agreement on substantially similar terms in June 2017, June 2019 and January 2023, respectively.

Power of Attorney

Pursuant to a series of power of attorney issued by shareholders of Guangzhou Lizhi on January 17, 2023, such shareholders of Guangzhou Lizhi irrevocably appointed Hongyi Technology as their attorney-in-fact to act on their behalf on all shareholder matters of Guangzhou Lizhi and exercise all rights as shareholders of Guangzhou Lizhi. This power of attorney shall remain valid until the abovementioned operation agreement is terminated or Guangzhou Lizhi is dissolved, whichever is earlier. The existing series of power of attorney was initially entered into in March 2011 and was subsequently superseded by a new series of powers of attorney on substantially similar terms in June 2017, June 2019 and January 2023, respectively.

The Equity Pledge Agreement, Exclusive Equity Transfer Option Agreement, Exclusive Technical Consulting and Service Agreement, Operation Agreement and Power of Attorney were amended to reflect the changes of shareholders’ holding in the VIE at their respective dates. No other material terms or conditions of these agreements were changed or altered. The Company is still the ultimate primary beneficiary of Guangzhou Lizhi for accounting purpose, and the Group continues to consolidate Guangzhou Lizhi.

1.	Organization and Principal Activities (Continued)

Contractual arrangements with VIEs (Continued)

Guangzhou Huanliao

To streamline operations in China, the Company terminated the entire series of VIE contractual arrangements between and among Guangzhou Tiya, Guangzhou Huanliao and Mr. Ning Ding, the sole shareholder of Guangzhou Huanliao in July 2022. Concurrently with such termination, Guangzhou QingYin entered into a new series of contractual arrangements by and among Guangzhou QingYin, Guangzhou Huanliao and then shareholder of Guangzhou Huanliao in July 2022, which were amended and restated in January 2023.

Equity Pledge Agreement

Pursuant to an equity pledge agreement entered into on January 6, 2023 by and between Guangzhou QingYin and then shareholders of Guangzhou Huanliao, such shareholders of Guangzhou Huanliao pledged all of their equity interests in Guangzhou Huanliao to Guangzhou QingYin to guarantee the performance of Guangzhou Huanliao and, to the extent applicable, such shareholders of Guangzhou Huanliao, of their obligations under the contractual arrangement of the VIE. If Guangzhou Huanliao or such shareholders of Guangzhou Huanliao fail to perform their obligations under the contractual arrangement of the VIE, Guangzhou QingYin will be entitled to, among other things, a right to sell the pledged shares of Guangzhou Huanliao via an auction. This equity pledge agreement will remain in effect so long as any of the exclusive technical consulting and management service agreement, the operation agreement and the exclusive equity transfer option agreement, as mentioned below, remains in effect and any guaranteed obligation of Guangzhou Huanliao, or, to the extent applicable, its shareholders, remains outstanding under the VIE contractual arrangements. The existing equity pledge agreement was initially entered into in July 2022 and was subsequently amended and restated on substantially similar terms in January 2023.

Exclusive Equity Transfer Option Agreement

Pursuant to an exclusive equity transfer option agreement entered into on January 6, 2023 by and between Guangzhou Huanliao, Guangzhou QingYin and then shareholders of Guangzhou Huanliao, such shareholders of Guangzhou Huanliao exclusively granted Guangzhou QingYin or any party appointed by Guangzhou QingYin an irrevocable option to purchase all or part of the shares in Guangzhou Huanliao held by then shareholders of Guangzhou Huanliao at a price no lower than the lowest price permitted by PRC law. Whether to exercise this option and the timing, methods and frequency of exercising such option are at the full discretion of Guangzhou QingYin. The exclusive equity transfer option agreement shall remain valid until all shares in Guangzhou Huanliao held by then shareholders of Guangzhou Huanliao, or all irrevocable options to purchase such shares, have been transferred to Guangzhou QingYin or its designated person. Guangzhou QingYin is entitled to terminate this exclusive equity transfer option agreement if a default occurs due to reasons not related to Guangzhou QingYin under this agreement. The existing exclusive equity transfer option agreement was initially entered into in July 2022 and was subsequently amended and restated on substantially similar terms in January 2023.

Exclusive Technical Consulting and Service Agreement

Pursuant to an exclusive technical consulting and service agreement entered into on July 19, 2022 by and between Guangzhou QingYin and Guangzhou Huanliao, Guangzhou Huanliao agreed to appoint Guangzhou QingYin as its exclusive provider of technology services, including software development, internet maintenance, network security and other services in exchange for a service fee which equal to an amount no more than 90% of the after-tax net profit of Guangzhou Huanliao and are subject to the adjustment by the Company’s relevant subsidiaries at its sole discretion, for a term of ten years starting from the date thereof. Guangzhou QingYin is entitled to terminate or extend the exclusive technical consulting and service agreement at its discretion.

1.	Organization and Principal Activities (Continued)

Contractual arrangements with VIEs (Continued)

Guangzhou Huanliao (Continued)

Operation Agreement

Pursuant to an operation agreement entered into on January 6, 2023 by and among Guangzhou QingYin, Guangzhou Huanliao and then shareholders of Guangzhou Huanliao, such shareholders of Guangzhou Huanliao agreed that, without written consent of Guangzhou QingYin or a party designated by it, Guangzhou Huanliao shall refrain from conducting any action that may materially or adversely affect its assets, business, personnel, obligations, rights or operation, for a term of ten years starting from the date thereof. Such actions include, among other things, incurrence of debt to a third party, change of directors or senior management, acquisition or disposal of assets or shares, amendment to its articles of association or business scope and other matters. Guangzhou QingYin is also entitled to appoint directors and senior management of Guangzhou Huanliao and instruct Guangzhou Huanliao on matters relating to its daily operation, financial management. Guangzhou Huanliao is obligated to fully effectuate the appointment or instructions made by Guangzhou QingYin in methods consistent with applicable laws and articles of Guangzhou Huanliao. Guangzhou QingYin is entitled to terminate or extend the operation agreement at its discretion. The existing operation agreement was initially entered into in July 2022 and was subsequently amended and restated on substantially similar terms in January 2023.

Power of Attorney

Pursuant to a series of power of attorney issued by shareholders of Guangzhou Huanliao on January 6, 2023, such shareholders of Guangzhou Huanliao irrevocably appointed Guangzhou QingYin as their attorney-in-fact to act on their behalf on all shareholder matters of Guangzhou Huanliao and exercise all rights as shareholders of Guangzhou Huanliao. This power of attorney shall remain valid until the abovementioned operation agreement is terminated or Guangzhou QingYin is dissolved. The existing series of power of attorney was initially entered into in July 2022 and was subsequently superseded by a new series of powers of attorney on substantially similar terms in January 2023.

The Equity Pledge Agreement, Exclusive Equity Transfer Option Agreement, Exclusive Technical Consulting and Service Agreement, Operation Agreement and Power of Attorney were amended to reflect the changes of shareholders’ holding in the VIE at their respective dates. No other material terms or conditions of these agreements were changed or altered. The Company is still the ultimate primary beneficiary of Guangzhou Huanliao for accounting purpose and the Group continues to consolidate Guangzhou Huanliao.

Risks in relation to the VIE structure

A significant part of the Company’s business is conducted through the VIEs, of which the Company is the ultimate primary beneficiary. The Company has been advised by its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

1.Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

The Chief Executive Officer (CEO) along with the Chief Technology Officer (CTO) own the majority of the voting shares of the Company, they also own the majority of the voting shares of the VIEs.  The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIEs depend on these individuals enforcing the contracts.  There is a risk that the benefits of ownership between the Company and the VIEs may not be aligned in the future.  Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIEs to honour their contractual agreements with the Group and the enforceability, and therefore the benefits depend on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to be the ultimate primary beneficiary and consolidate the VIE as a result of the aforementioned risks and uncertainties is remote.

The Company’s ability to be the ultimate primary beneficiary of the VIEs also depends on the Power of Attorney the shareholders have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the business licenses and/or operating licenses of the Group;
●	confiscate any of the Group’s income that they deem to be obtained through illegal operations;
●	discontinue or place restrictions or onerous conditions on the Group’s operations;
●	place restrictions on the Group’s right to collect revenues;
●	shut down the Group’s servers or block the Group’s apps/websites;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply;
●	taking other regulatory or enforcement actions against the Group that could be harmful to the Group’s business; or
●	impose fines on the Group.

1.	Organization and Reorganization (Continued)

Risks in relation to the VIE structure (Continued)

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of the Company’s management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign owned enterprises are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those contractual arrangements.

1.	Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

The following combined financial information of the VIEs as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	191,549	302,103
Restricted cash	3,023	—
Accounts receivable, net	1	902
Prepayments and other current assets	20,245	21,365
Amount due from the subsidiaries of the Group	197	781
Total current assets	215,015	325,151
Non-current assets:
Property, equipment and leasehold improvement, net	28,580	18,390
Intangible assets, net	2,245	1,104
Right-of-use assets, net	9,653	7,087
Other non-current assets	799	—
Total non-current assets	41,277	26,581
TOTAL ASSETS	256,292	351,732
Current liabilities:
Accounts payable	70,639	50,735
Deferred revenue	19,118	27,718
Salary and welfare payable	116,204	120,563
Taxes payable	4,940	4,112
Short-term loans	68,999	66,800
Lease liabilities due within one year	5,767	7,021
Accrued expenses and other current liabilities	42,803	42,770
Amount due to the subsidiaries of the Group	377,331	379,306
Total current liabilities	705,801	699,025
Non-current liabilities:
Lease liabilities	4,132	160
Total non-current liabilities	4,132	160
TOTAL LIABILITIES	709,933	699,185

1.	Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

The VIEs hold assets with no carrying value in the consolidated balance sheet that are important to the Company’s ability to produce revenue (referred to as unrecognized revenue-producing assets). Unrecognized revenue-producing assets held by the VIEs mainly include the ICP License and the Internet Culture Operating License. Recognized revenue-producing assets held by the VIEs mainly include copyrights, trademarks and domain names.

	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	1,456,190	1,975,758	2,155,620
Net (loss)/income	(84,441)	(81,551)	106,188

Included in the net (loss)/income of the VIEs are charges for technical development or technical service fees paid to other entities within the Group. The amount of such fees were RMB26.9 million, RMB9.6 million, and RMB82.1 million in 2020, 2021 and 2022, respectively.

	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	17,425	(17,723)	147,067
Net cash (used in)/generated from investing activities	(94,559)	52,323	(5,576)
Net cash generated from/(used in) financing activities	187,752	7,298	(33,960)
Net increase in cash, cash equivalents and restricted cash	110,618	41,898	107,531

For the years ended December 31, 2020, 2021 and 2022, net cash generated from financing activities in the VIEs consist of: i) net borrowing from/(net repayments to) the Group companies, amounting to RMB148.8 million, RMB(22.2) million and RMB (31.8) million, respectively, and ii) net borrowing from/(net repayments to) bank loans of RMB39.0 million, RMB29.5 million and RMB(2.2)million, respectively.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and their subsidiaries and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounted to approximately RMB51.0 million and RMB51.0 million as of December 31, 2021 and 2022, respectively, as well as certain non-distributable statutory reserves amounting to nil and RMB0.5 million as of December 31, 2021 and 2022, respectively. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting a significant portion of businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIEs in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

1.	Organization and Principal Activities (Continued)

Liquidity

The Group incurred net (loss)/income of RMB(82.2) million, RMB(127.3) million and RMB86.5 million for the years ended December 31, 2020, 2021 and 2022, respectively. Net cash generated from/(used in) operating activities were RMB40.0 million, RMB (40.4) million and RMB136.3 million for the years ended December 31, 2020, 2021 and 2022, respectively. Accumulated deficit was RMB2,366.5 million and RMB2,280.5 million as of December 31, 2021 and 2022, respectively.The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments.

The Group’s principal sources of liquidity have been cash generated from its operations and contributions from its shareholders, as well as short term borrowings. As of December 31, 2022, it had RMB568.2 million (US$82.4 million) in cash and cash equivalents which are readily convertible to fixed amounts of cash and with original maturities from the date of purchase with terms of three months or less. The Group had a positive working capital (defined as total current assets deducted by total current liabilities) of RMB352.0 million (US$51.0 million) as of December 31, 2022. Therefore, the Group believes its current cash and cash equivalents will be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the consolidated financial statements. The Group’s consolidated financial statements have been prepared based on the Company continuing as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.